DEFERRED REVENUE - Schedule of deferred revenue (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred Revenue, Current	¥ 50,951	$ 7,809	¥ 181,828
Deferred merchandise revenue [Member]
Deferred Revenue, Current	40,645		129,224
Deferred membership program revenue [Member]
Deferred Revenue, Current	0		42,438
Deferred marketplace revenue [Member]
Deferred Revenue, Current	9,113		9,800
Deferred other revenue [Member]
Deferred Revenue, Current	¥ 1,193		¥ 366